Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	At December 31, 2013, the future minimum rental commitment under the operating lease excluding the abandoned lease described below is approximately as follows:
2014	$19,000